New Accounting Pronouncements (FY)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
New Accounting Pronouncements [Abstract]
New Accounting Pronouncements
3.	New Accounting Pronouncements

As an ‘‘emerging growth company’’ (‘‘EGC’’), the Jumpstart Our Business Startups Act (‘‘JOBS Act’’) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

Adoption of New Accounting Standards

In May 2014, the FASB issued Accounting Standards Update (‘‘ASU’’) No. 2014-09, ‘‘Revenue from Contracts with Customers (Topic 606)’’ (‘‘ASU 2014-09’’), as subsequently amended, a converged standard on revenue recognition. The new pronouncement requires revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also specifies the accounting for some costs to obtain or fulfill a contract with a customer, as well as enhanced disclosure requirements. ASU 2014-09 is effective for a public company’s annual reporting periods beginning after December 15, 2017. As an EGC the Company has elected to adopt ASU 2014-09 following the effective dates for private companies beginning with annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. The Company adopted this update on October 1, 2019 using the modified retrospective approach applied only to contracts not completed as of the date of adoption, with no restatement of comparative periods. The details and the quantitative impact of the adoption are described in Note 2.

As part of the adoption of the ASU, the Company elected to use the following practical expedients (i) not to adjust the promised amount of consideration for the effects of a significant financing component when the Company expects, at contract inception, that the period between the Company’s transfer of a promised product or service to a customer and when the customer pays for that product or service will be one year or less and (ii) to expense costs as incurred for costs to obtain a contract when the amortization period would have been one year or less.

In August 2016, the FASB issued ASU 2016-15, ‘‘Statement of Cash Flows (Topic 230)’’ (‘‘ASU 2016-15’’). Additionally, in November 2016, the FASB issued ASU 2016-18, ‘‘Statement of Cash Flows (Topic 230)’’ (‘‘ASU 2016-18’’). These updates require organizations to reclassify certain cash receipts and cash payments within the Statement of Cash Flows and modify the classification and presentation of restricted cash. These ASU’s are effective for a public company’s annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods. As an EGC, the Company has elected to adopt these ASU’s following the effective dates for private companies beginning with annual reporting periods beginning after December 15, 2018, including interim reporting periods within fiscal years beginning after December 15, 2019. The Company adopted this update on October 1, 2019 and it did not have a material impact on the consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, ‘‘Business Combinations (Topic 805)’’ (‘‘ASU 2017-01’’). This update clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. As an EGC, the Company has elected to adopt ASU 2017-01 following the effective dates for private companies beginning with annual reporting periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Company adopted this update on October 1, 2019, and it did not impact the consolidated financial statements.

Standards Issued But Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, ‘‘Leases (Topic 842)’’ (‘‘ASU 2016-02’’). This update requires organizations to recognize lease assets and lease liabilities on the balance sheet and disclose key information about leasing arrangements. ASU 2016-02 is effective for a public company’s annual reporting periods beginning after December 15, 2018, and interim periods within those annual periods. As an EGC, the Company has elected to adopt ASU 2016-02 following the effective dates for private companies beginning with annual reporting periods beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021, earlier application is permitted. The Company is currently in the process of evaluating the effects of this pronouncement on its consolidated financial statements, related disclosures and internal controls over financial reporting. The Company plans to adopt ASU 2016-02 in the fiscal year 2022 and expects the adoption of ASU 2016-02 to have a significant and material impact on the consolidated balance sheet given the current lease agreements for the Company’s stores. Based on the current assessment, it is expected that most of the operating lease commitments will be subject to the new guidance and recognized as operating lease liabilities and right-of use assets upon adoption, resulting in a material increase in the assets and liabilities recorded on the consolidated balance sheet. The Company is continuing its assessment, which may identify additional impacts this standard will have on the consolidated financial statements and related disclosures and internal control over financial reporting.

In June 2016, the FASB issued ASU 2016-13, ‘‘Financial instruments — Credit Losses’’ (“ASU 2016-13”). ASU 2016-13 requires entities to report ‘‘expected’’ credit losses on financial instruments and other commitments to extend credit rather than the current ‘‘incurred loss’’ model. These expected credit losses for financial assets held at the reporting date are to be based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU will also require enhanced disclosures relating to significant estimates and judgments used in estimating credit losses, as well as the credit quality. ASU 2016-13 is effective for a public company’s annual reporting periods beginning after December 15, 2019, and interim periods within those annual periods. As an EGC, the Company has elected to adopt ASU 2016-13 following the effective date for private companies beginning with annual reporting periods beginning after December 15, 2022, including interim periods within those annual periods. The Company is currently evaluating the impact that this standard will have on the consolidated financial statements. The Company plans to adopt ASU 2016-13 in fiscal year 2024.

OneWater LLC [Member]
New Accounting Pronouncements [Abstract]
New Accounting Pronouncements
3	New Accounting Pronouncements

As an “emerging growth company” (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”), as subsequently amended, a converged standard on revenue recognition. The new pronouncement requires revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also specifies the accounting for some costs to obtain or fulfil a contract with a customer, as well as enhanced disclosure requirements. ASU 2014-09 is effective for a public company’s annual reporting periods beginning after December 15, 2017. As an EGC the Company has elected to adopt ASU 2014-09 following the effective dates for private companies beginning with annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. The Company plans to adopt ASU 2014-09 in fiscal year 2020. The adoption of this standard will not cause a significant change to the current accounting policies or internal control over financial reporting for revenue recognition on boat, motor, and trailer sales, brokerage commissions, slip and storage services, and fee income generated from finance and insurance products. However, the timing of revenue recognition for certain parts and service operations will be accelerated, as the Company has determined these performance obligations are satisfied over time under the new standard. The Company will adopt the standard using the modified retrospective approach applied only to contracts not completed as of the date of adoption, with no restatement of comparative periods. The adoption of this standard will not have a material impact on the consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). This update requires organizations to recognize lease assets and lease liabilities on the balance sheet and disclose key information about leasing arrangements. ASU 2016-02 is effective for a public company’s annual reporting periods beginning after December 15, 2018, and interim periods within those annual periods. As an EGC the Company has elected to adopt ASU 2016-02 following the effective dates for private companies beginning with annual reporting periods beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021, earlier application is permitted. The Company is currently in the process of evaluating the effects of this pronouncement on its consolidated financial statements, related disclosures and internal controls over financial reporting. The Company plans to adopt ASU 2016-02 in the fiscal year 2022 and expects the adoption of ASU 2016-02 to have a significant and material impact on the consolidated balance sheet given the current lease agreements for the Company’s stores. Based on the current assessment, it is expected that most of the operating lease commitments will be subject to the new guidance and recognized as operating lease liabilities and right-of use assets upon adoption, resulting in a material increase in the assets and liabilities recorded on the consolidated balance sheet. The Company is continuing its assessment, which may identify additional impacts this standard will have on the consolidated financial statements and related disclosures and internal control over financial reporting.

In March 2016, the FASB issued ASU 2016-09, “Compensation – Stock Compensation (Topic 718)” (“ASU 2016-09”). This update is part of the FASB’s Simplification Initiative. The objective of the Simplification Initiative is to identify, evaluate, and improve areas of GAAP for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided to users of financial statements. This guidance is effective for public companies prospectively for fiscal years beginning after December 15, 2017, with early adoption permitted for any interim or annual periods. As an EGC the Company has elected to early adopt ASU 2016-09, reflecting the adoption for all periods presented.

In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows (Topic 230)” (“ASU 2016-15”). Additionally, in November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230)” (“ASU 2016-18”). These updates require organizations to reclassify certain cash receipts and cash payments within the Statement of Cash Flows and modify the classification and presentation of restricted cash. These ASU’s are effective for a public company’s annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods. As an EGC, the Company has elected to adopt these ASU’s following the effective dates for private companies beginning with annual reporting periods beginning after December 15, 2018, including interim reporting periods within fiscal years beginning after December 15, 2019. The adoption of this standard will not have a material impact on its consolidated financial statements, related disclosures and internal controls over financial reporting. The Company plans to adopt ASU 2016-15 and ASU 2016-18 in fiscal year 2020.

In January 2017, the FASB issued ASU 2017-01, “Business Combinations (Topic 805)” (“ASU 2017-01”). This update clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. As an EGC the Company has elected to adopt ASU 2017-01 following the effective dates for private companies beginning with annual reporting periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The adoption of this standard will not have a material impact on its consolidated financial statements, related disclosures and internal controls over financial reporting. The Company plans to adopt ASU 2017-01 in fiscal year 2020.

In August 2018, the FASB issued ASU 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract,” which aligns the accounting for implementation costs incurred in a cloud computing arrangement that is a service contract with the guidance on capitalizing costs associated with developing or obtaining internal-use software. The guidance amends Accounting Standards Codification (ASC) 350 to include in its scope implementation costs of a cloud computing arrangement that is a service contract and clarifies that a customer should apply ASC 350 to determine which implementation costs should be capitalized in such a cloud computing arrangement. ASU 2018-15 is effective for a public company's annual reporting periods beginning after December 15, 2019, and interim periods within those annual periods. As an EGC, the Company has elected to adopt ASU 2018-15 following the effective date for private companies beginning with annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. The Company is currently evaluating the impact that this standard will have on the consolidated financial statements. The Company plans to adopt ASU 2018-15 in fiscal year 2021.

In June 2016, the FASB issued ASU 2016-13, “Financial instruments — Credit Losses.” ASU 2016-13 requires entities to report “expected” credit losses on financial instruments and other commitments to extend credit rather than the current “incurred loss” model. These expected credit losses for financial assets held at the reporting date are to be based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU will also require enhanced disclosures relating to significant estimates and judgments used in estimating credit losses, as well as the credit quality. ASU 2016-13 is effective for a public company’s annual reporting periods beginning after December 15, 2019, and interim periods within those annual periods. As an EGC, the Company has elected to adopt ASU 2016-13 following the effective date for private companies beginning with annual reporting periods beginning after December 15, 2022, including interim periods within those annual periods. The Company is currently evaluating the impact that this standard will have on the consolidated financial statements. The Company plans to adopt ASU 2016-13 in fiscal year 2024.

In January 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill impairment (Topic 350)” (“ASU 2017-04”). This update removes the requirement to compare the implied fair value of goodwill with its carrying amount as part of step 2 of the goodwill impairment test. As a result, under ASU 2017-04, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the impairment loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. This guidance is effective for public companies prospectively for fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed after January 1, 2017. As an EGC the Company has elected to early adopt ASU 2017-04 with annual impairment tests performed after January 1, 2017.